                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-03231

                             SEI LIQUID ASSET TRUST
               (Exact name of registrant as specified in charter)

                                   ----------

                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                           c/o SEI Investments Company
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

                                   COPIES TO:
                             Richard W. Grant, Esq.
                           Morgan, Lewis & Bockius LLP
                               1701 Market Street
                             Philadelphia, PA 19103

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                     DATE OF FISCAL YEAR END: JUNE 30, 2009

                    DATE OF REPORTING PERIOD: MARCH 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund
March 31, 2009

                                                    Face Amount        Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
COMMERCIAL PAPER (A) (B) -- 62.5%
   Barton Capital LLC
      0.463%, 04/06/09                             $      23,043   $      23,042
      0.520%, 05/12/09                                     3,000           2,998
      0.551%, 05/20/09                                    25,030          25,011
      0.701%, 05/22/09                                    15,500          15,485
      0.651%, 06/01/09                                     9,000           8,990
   Bryant Park Funding
      0.500%, 04/16/09                                     7,000           6,999
   Cancara Asset Securitisation LLC
      0.801%, 04/09/09                                     5,000           4,999
      0.751%, 04/16/09                                    14,000          13,996
      1.053%, 05/07/09                                    29,000          28,970
   Fairway Finance
      0.560%, 04/01/09                                    14,000          14,000
      0.450%, 04/02/09                                    10,000          10,000
      0.601%, 06/17/09                                    20,000          19,974
   Gemini Securitization LLC
      0.580%, 04/02/09                                    65,000          64,999
      0.550%, 04/06/09                                     5,000           5,000
      0.550%, 04/13/09                                     5,000           4,999
   General Electric Capital
      1.356%, 04/06/09                                     4,000           3,999
      0.702%, 06/26/09                                    55,000          54,908
   Gotham Funding
      0.701%, 05/05/09                                    32,000          31,979
      0.782%, 06/08/09                                     8,000           7,988
      0.782%, 06/10/09                                     3,000           2,995
   HSBC USA
      0.410%, 04/08/09                                    34,000          33,997
      0.450%, 04/09/09                                    41,000          40,996
   Issuer Entity LLC
      3.295%, 11/06/09
      (C) (D) (E) (F) (G) (H)                             12,743           3,138
   Jupiter Securitization LLC
      0.400%, 04/10/09                                     8,000           7,999
      0.400%, 04/13/09                                     8,000           7,999
   Liberty Street Funding
      0.430%, 04/22/09                                    37,000          36,991
      0.631%, 06/18/09                                    10,000           9,986
   Old Line Funding LLC
      0.651%, 05/01/09                                    21,000          20,989
      0.651%, 05/04/09                                    19,000          18,989
      0.651%, 06/01/09                                     4,000           3,996
      0.651%, 06/02/09                                    26,000          25,971
      0.651%, 06/08/09                                     5,000           4,994
   Park Avenue Receivables
      0.400%, 04/20/09                                    75,000          74,983
   Procter & Gamble
      0.280%, 05/01/09                                     9,200           9,198
      0.310%, 05/18/09                                    20,000          19,992
   Roche Holdings
      0.250%, 04/16/09                                    50,000          49,995
   Sheffield Receivables
      0.450%, 04/09/09                                    12,000          11,999
      0.601%, 04/16/09                                    43,000          42,989
      0.550%, 05/07/09                                     3,000           2,998
      0.633%, 06/08/09                                    13,000          12,984

                                                    Face Amount        Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Thames Asset Global Securitization LLC
      0.571%, 04/07/09                             $      50,000   $      49,995
      0.650%, 04/14/09                                    13,000          12,997
      0.650%, 04/17/09                                     8,000           7,998
      0.530%, 04/23/09                                     1,000           1,000
   Variable Funding Capital
      0.430%, 04/17/09                                    13,000          12,998
      0.651%, 05/07/09                                    14,000          13,991
      0.516%, 05/26/09                                    38,000          37,970
   Victory Receivables
      0.500%, 04/21/09                                     2,000           1,999
      0.721%, 05/07/09                                    31,000          30,977
   Wickersham Issuer Entity
      5.674%, 11/06/09
      (C) (E) (F) (G) (H) (I)                             17,134           9,412
                                                                   -------------
Total Commercial Paper (Cost $986,549)
   ($ Thousands)                                                         971,851
                                                                   -------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 13.7%
   FHLB
      2.620%, 04/28/09                                    20,000          20,034
      2.560%, 08/04/09                                     2,000           2,013
   FHLB DN (N)
      0.370%, 05/20/09                                    10,000           9,995
      0.521%, 06/15/09                                    10,000           9,989
      0.451%, 06/29/09 to 07/13/09                        11,000          10,988
      0.572%, 07/20/09                                    20,000          19,965
   FHLMC (N)
      5.250%, 05/21/09                                     2,000           2,014
   FHLMC DN (N)
      0.329%, 04/01/09                                    38,350          38,350
      1.155%, 04/02/09                                    16,200          16,199
      1.176%, 04/21/09                                    10,000           9,993
      1.156%, 05/06/09                                    20,000          19,978
      0.310%, 05/22/09                                     7,000           6,997
      0.481%, 06/22/09                                    12,000          11,987
   FNMA DN (N)
      0.421%, 05/18/09                                    25,000          24,986
      0.371%, 05/20/09                                     2,000           1,999
      0.542%, 06/22/09                                     3,000           2,996
      0.411%, 07/08/09                                     5,000           4,995
                                                                   -------------
Total U.S. Government Agency Obligations
   (Cost $213,478) ($ Thousands)                                         213,478
                                                                   -------------
CERTIFICATES OF DEPOSIT -- 11.8%
   Branch Banking & Trust (E)
      1.324%, 06/05/09                                    50,000          50,043
   Chase Bank USA
      0.500%, 04/09/09                                    25,000          25,000
      0.500%, 04/20/09                                    41,000          41,000
   US Bank
      0.700%, 06/03/09                                    10,000          10,000
      0.500%, 05/21/09                                    37,500          37,500
      0.450%, 04/21/09                                    20,000          20,000
                                                                   -------------
Total Certificates of Deposit
   (Cost $183,543) ($ Thousands)                                         183,543
                                                                   -------------


          1 SEI Liquid Asset Trust / Quarterly Report / March 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund
March 31, 2009

                                                    Face Amount        Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
CAPITAL SUPPORT AGREEMENT (C) -- 1.7%
   SEI Capital Support Agreement                   $      25,564   $      25,564
                                                                   -------------
Total Capital Support Agreement (Cost $0)
   ($ Thousands)                                                          25,564
                                                                   -------------
CORPORATE OBLIGATIONS (C) (E) (F) (G) (H) (J) -- 0.9%
   Axon Financial Funding Fund LLC MTN
      2.718%, 11/06/09 (K)                                13,054           5,614
   Stanfield Victoria Funding MTN
      2.070%, 11/06/09 (L)                                16,193           8,096
                                                                   -------------
Total Corporate Obligations
   (Cost $29,246) ($ Thousands)                                           13,710
                                                                   -------------
BANKERS ACCEPTANCE -- 0.4%
   JPMorgan Chase Bank
      0.601%, 06/09/09                                     6,000           5,993
                                                                   -------------
Total Bankers Acceptance
   (Cost $5,993) ($ Thousands)                                             5,993
                                                                   -------------
REPURCHASE AGREEMENT (M) -- 9.0%
   BNP Paribas
      0.200%, dated 03/31/09, to be
      repurchased on 04/01/09,
      repurchase price $140,274,779
      (collateralized by various
      FHLB/FHLMC/FNMA obligations,
      ranging in par value $40,000-
      $5,000,000, 2.000%-6.350%,
      04/01/09-01/13/25, with a total
      market value $143,080,093)                         140,274         140,274
                                                                   -------------
Total Repurchase Agreement
   (Cost $140,274) ($ Thousands)                                         140,274
                                                                   -------------
Total Investments -- 100.0%
   (Cost $1,559,083)($ Thousands)+                                 $   1,554,413
                                                                   =============


          SEI Liquid Asset Trust / Quarterly Report / March 31, 2009 2

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund
March 31, 2009

Restricted Securities -- At March 31, 2009, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption there form. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board of Trustees. The acquisition dates of these investments, along with their cost and values at March 31, 2009, were as follows:

                                     Face       Acquisition    Amortized      Fair       % of Net
Description                      Amount (000)       Date      Cost (000)   Value (000)    Assets
-----------                      ------------   -----------   ----------   -----------   --------
Axon Financial Funding LLC MTN
   2.718%, 11/06/09                 13,054        04/04/07      $13,054      $ 5,614       0.36%
Issuer Entity LLC
   3.295%, 11/06/09                 12,743        11/12/07       12,741        3,138       0.20
Stanfield Victoria Funding MTN
   2.070%, 11/06/09                 16,193        03/07/07       16,191        8,096       0.52
Wickersham Issuer Entity
   5.674%, 11/06/09                 17,134        05/15/08       14,508        9,412       0.61
                                                                -------      -------       ----
Totals                                                          $56,494      $26,260       1.69%
                                                                =======      =======       ====

On December 3, 2007, the Fund entered into a Capital Support Agreement, as amended with SEI Investments Company ("SEI"), which is the parent company of SIMC. The Capital Support Agreement requires SEI to commit capital to the Fund, subject to a specified maximum contribution amount, if the Fund realizes payments or sales proceeds from specified securities ("Eligible Notes") held by the Fund which are less than the amortized cost of such securities and such loss causes the Fund's mark-to-market net asset value to drop below $0.9950. The Eligible Notes held in the Fund as of March 31, 2009 are presented in the footnotes on the Schedule of Investments. As of March 31, 2009, the maximum contribution amount was $30 million. Upon the sale or other ultimate disposition of an Eligible Note, the amount of required capital commitment would be the least of the following amounts: (i) the amount, if any, by which the amortized cost of the Eligible Note exceeds the amount realized from the sale or other disposition of the security; (ii) the amount, if any, necessary to restore the net asset value per share of the Fund to 0.9950, or (iii) the maximum contribution amount, taking into account all prior contributions. SEI's obligations under the Agreement may be supported by either a Letter of Credit issued by a bank having a First Tier credit rating or cash held in a segregated account. The Fund will draw on the Letter of Credit or withdraw from the segregated account in the event that SEI fails to make a cash contribution when due under the Agreement. The Fund will sell the Eligible Notes (i) promptly following any change in the Letter of Credit provider's short term credit ratings such that the Letter of Credit provider's obligations no longer qualify as First Tier Securities as defined in paragraph (a)(12) of Rule 2a-7, or (ii) on the business day immediately prior to the termination date of the Agreement; provided that the Fund is not required to complete any such sale if the amount the Fund expects to receive would not result in the payment of a Capital Contribution, or, with respect to an event described in (i) above, if the Affiliate substitutes an obligation or credit support that satisfies the requirement of a First Tier Security within fifteen (15) calendar days from the occurrence of such event and, during such 15 day period, the Letter of Credit provider's obligations continue to qualify as Second Tier Securities under paragraph (a)(22) of Rule 2a-7. The termination date of the Agreement is November 6, 2009. The following table shows the Eligible Notes and their amortized cost and fair market value as of March 31, 2009.

                                     Face       Amortized       Fair           Unrealized
Description                      Amount (000)   Cost (000)   Value (000)   Depreciation (000)
-----------                      ------------   ----------   -----------   ------------------
Axon Financial Funding LLC MTN
   2.718%, 11/06/09                 $13,054       $13,054      $ 5,614          $ (7,440)
Issuer Entity LLC
   3.295%, 11/06/09                  12,743        12,741        3,138            (9,603)
Stanfield Victoria Funding MTN
   2.070%, 11/06/09                  16,193        16,191        8,096            (8,095)
Wickersham Issuer Entity
   5.674%, 11/06/09                  17,134        14,508        9,412            (5,096)
                                    -------       -------      -------          --------
Totals                              $59,124       $56,494      $26,260          $(30,234)
                                    =======       =======      =======          ========


          3 SEI Liquid Asset Trust / Quarterly Report / March 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund
March 31, 2009

     Percentages are based on Net Assets of $1,554,980 ($ Thousands).

(A) Securities are held in connection with a letter of credit issued by a major bank.

(B)  The rate reported is the effective yield at time of purchase.

(C) The Fund has entered into a Capital Support Agreement ("agreement") with SEI Investments Company ("SEI") which provides that SEI will contribute capital to the Fund, up to a specified maximum amount, in the event that the Fund realizes a loss on any of these securities and such realized loss causes the Fund's net asset value as calculated using fair values to drop below $0.9950. As of March 31, 2009, the fair value of the agreement was $25,564 ($ Thousands).

(D) Notes issued by Issuer Entity LLC were received by the Fund in connection with a restructuring of Ottimo Funding Ltd. ("Ottimo") on November 2, 2007. The Fund previously held notes issued by Ottimo, which defaulted prior to the restructuring.

(E) Floating Rate Security. The rate reflected on the Schedule of Investments is the rate in effect on March 31, 2009. The demand and interest rate reset features give this security a shorter effective maturity date.

(F) Securities considered illiquid. The total value of such securities as of March 31, 2009 was $26,260 ($ Thousands) and represented 1.69% of Net Assets.

(G) Securities considered restricted. The total value of such securities as of March 31, 2009 was $26,260 ($ Thousands) and represented 1.69% of Net Assets.

(H)  The value shown is the fair value as of March 31, 2009.

(I) Notes Issued by Wickersham Issuer Entity LLC were received by the Fund in connection with a restructuring of Thornburg Mortgage Capital, Inc. (Thornburg) on May 16, 2008. The Fund previously held notes issued by Thornburg, which defaulted prior to restructuring.

(J) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."

(K) On November 21, 2007, due to deterioration in the market value of the assets of Axon Finance Funding, LLC ("Axon"), provisions in the organizational documents of Axon were triggered that caused the notes issued by Axon to become immediately due and payable. Since no payments have been received, the Axon notes are in default.

(L) On January 18, 2008, due to deterioration in the market value of the assets Stanfield Victoria Finance, LLC ("Victoria"), provisions in the organizational documents of Victoria were triggered that caused the notes issued by Victoria to become immediately due and payable. Since no payments have been received, the Victoria notes are in default. Since that time, this security's valuation has been determined in accordance with fair value for purposes of calculating the Fund's "mark-to-market" net asset value. As of the time of this filing, there is a material difference between the fair value of this security and its amortized cost.

(M)  Tri-Party Repurchase Agreement.

(N) Zero Coupon Security. The rate reported is the effective yield at time of purchase.

DN -- Discount Note
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
LLC -- Limited Liability Company
MTN -- Medium Term Note

+ At March 31, 2009, the tax basis cost of the Fund's investments was $1,559,083 ($ Thousands), and the unrealized appreciation and depreciation was $25,564 ($ Thousands) and $(30,234) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


          SEI Liquid Asset Trust / Quarterly Report / March 31, 2009 4

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund
March 31, 2009

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective July 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value in accordance with FAS 157 during the three months ended March 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund's investments in accordance with FAS 157 carried at value ($ Thousands):

Investments in Securities   Level 1     Level 2    Level 3      Total
-------------------------   -------   ----------   -------   ----------
Prime Obligation Fund         $--     $1,502,590   $51,824   $1,554,414

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                   Prime Obligation Fund
Investment in Securities                               ($ Thousands)
------------------------                           ---------------------
Beginning balance as of July 1, 2008                       $ 70,331
Accrued discounts/premiums                                      305
Realized gain/(loss)                                         (2,574)
Change in unrealized appreciation/(depreciation)             (2,241)
Net purchase/sales                                          (13,997)
Net transfer in and/or out Level 3                               --
                                                           --------
Ending balance as of March 31, 2009                        $ 51,824
                                                           ========


          5 SEI Liquid Asset Trust / Quarterly Report / March 31, 2009

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            SEI Liquid Asset Trust


By (Signature and Title)                /S/ Robert A. Nesher
                                        ----------------------------------------
                                        Robert A. Nesher
                                        President & CEO

Date: June 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /S/ Robert A. Nesher
                                        ----------------------------------------
                                        Robert A. Nesher
                                        President & CEO

Date: June 1, 2009


By (Signature and Title)                /S/ Stephen F. Panner
                                        ----------------------------------------
                                        Stephen F. Panner
                                        Controller & CFO

Date: June 1, 2009